Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Depreciation is calculated on a straight-line basis, over the useful lives of the assets at annual rates as follows:
Years
Computers	3-7
Research and Development equipment	6-7
Furniture and office equipment	17
Leasehold improvements	Shorter of economic life or remaining lease term